Leases (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Disclosure of detailed information about right of use assets or lease liabilities [Table Text Block]
	Year ended
	December 31, 2023	December 31, 2022
Recognized in the consolidated statements of income (loss) and comprehensive income (loss):
Interest on lease liabilities (note 23)	$52	$84
Variable lease payments not included in the measurement of lease liabilities	$17,090	$10,897
Expenses relating to short-term leases	$958	$730

Recognized in the consolidated statements of cash flows:
Operating activities	$14,920	$10,218
Financing activities	580	569
Total cash outflow for leases	$15,500	$10,787

Disclosure of detailed information about leased building recognized as a right-of-use asset [Table Text Block]
	Buildings	Total
Cost
Balance at December 31, 2022	$2,723	$2,723
Additions	-	-
Balance at December 31, 2023	$2,723	$2,723
Accumulated Depreciation
Balance at December 31, 2022	$894	$894
Depreciation	510	510
Balance at December 31, 2023	$1,404	$1,404
Net Book Value
At December 31, 2022	$1,829	$1,829
At December 31, 2023	$1,319	$1,319

Disclosure of detailed information about lease liabilities [Table Text Block]
	December 31, 2023	December 31, 2022
Maturity analysis - contractual undiscounted cash flows:
Less than one year	$600	$581
One to five years	985	1,585
Total undiscounted lease liabilities	$1,585	$2,166
Lease liabilities included in the consolidated statements of financial position:
Current	$600	$581
Non-current	$925	$1,473